UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association One Federal Street, Boston, MA 02110
(Address of principal executive offices) (Zip code)

Brian True
U.S. Bank Corporate Trust Services
One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-632-5578

Date of fiscal year end: November 30

Date of reporting period: July 1, 2008 – June 30, 2009

Item 1. Proxy Voting Record

The registrant held no voting securities during the reporting period and did not vote any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature)	/s/ Brian True

Brian True
Vice President

Date	August 31, 2009